FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-03479
                                                    ---------
                     FRANKLIN NEW YORK TAX-FREE INCOME FUND
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period:  8/31/04
                           -------



Item 1. Schedule of Investments.

Franklin New York Tax-Free Income Fund

QUARTERLY STATEMENT OF INVESTMENTS (UNAUDITED)
AUGUST 31, 2004
--------------------------------------------------------------------------------


CONTENTS

Franklin New York Tax-Free Income Fund ....................................   3
Notes to Statement of Investments .........................................  16


                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                                          Quarterly Statement of Investments | 1
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Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)


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                                                                                       PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  LONG TERM INVESTMENTS 96.1%
  BONDS 94.1%
  Albany Housing Authority Limited Obligation Revenue, Refunding,
   6.25%, 10/01/12 .....................................................................  $   5,250,000    $     5,539,852
  Albany IDA, Civic Facility Revenue,
     Albany Medical Center Project, 6.00%, 5/01/19 .....................................      1,270,000          1,271,257
     Albany Medical Center Project, 6.00%, 5/01/29 .....................................      1,460,000          1,405,381
     St. Rose Project, Series A, AMBAC Insured, 5.375%, 7/01/31 ........................      2,750,000          2,905,237
  Albany Parking Authority Revenue,
     Refunding, Series A, 5.625%, 7/15/25 ..............................................      1,000,000          1,052,120
     Series A, 5.625%, 7/15/20 .........................................................      1,250,000          1,344,487
  Amherst IDA Civic Facility Revenue, University of Buffalo Foundation
   Faculty-Student Housing Corp.,
     Series A, AMBAC Insured, 5.125%, 8/01/20 ..........................................      1,410,000          1,526,353
     Series A, AMBAC Insured, 5.25%, 8/01/31 ...........................................      5,055,000          5,288,996
     Series B, AMBAC Insured, 5.625%, 8/01/20 ..........................................      1,690,000          1,896,146
     Series B, AMBAC Insured, 5.75%, 8/01/25 ...........................................      3,050,000          3,366,468
     Series B, AMBAC Insured, 5.75%, 8/01/30 ...........................................      3,440,000          3,762,638
     Series B, AMBAC Insured, 5.25%, 8/01/31 ...........................................      1,000,000          1,046,290
  Auburn IDA, MFR, Auburn Memorial Home, 6.50%, 2/01/34 ................................      5,010,000          5,110,200
  Battery Park City Authority Revenue, Series A, 5.00%,
     11/01/24 ..........................................................................      9,000,000          9,368,550
     11/01/25 ..........................................................................     12,000,000         12,418,320
     11/01/26 ..........................................................................     14,250,000         14,660,542
  Bethany Retirement Home Inc. Mortgage Loan Revenue, FHA Insured,
   7.50%, 2/01/34 ......................................................................      8,160,000          8,372,160
  Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17 .................      5,020,000          6,393,472
  Dutchess County IDA, Civic Facility Revenue, Vassar College Project,
   5.35%, 9/01/40 ......................................................................     16,000,000         16,701,280
  Franklin County COP, Court House Redevelopment Project, 8.125%,
   8/01/06 .............................................................................      2,590,000          2,666,612
  Geneva IDA, Civic Facilities Revenue, Colleges of the Seneca Project, AMBAC Insured,
     5.00%, 9/01/21 ....................................................................      2,835,000          2,989,621
     5.125%, 9/01/31 ...................................................................      5,045,000          5,183,132
  Guam Power Authority Revenue, Series A, Pre-Refunded,
     6.625%, 10/01/14 ..................................................................      2,900,000          2,970,557
     6.75%, 10/01/24 ...................................................................     25,500,000         26,122,965
  Hamilton Elderly Housing Corp. Mortgage Revenue, Hamilton Apartments Project,
   11.25%, 1/01/15 .....................................................................      1,085,000          1,088,863
  Ilion Elderly Housing Corp. Mortgage Revenue, 7.25%, 7/01/09 .........................      1,055,000          1,079,909
  Long Island Power Authority Electric System Revenue,
     General, Refunding, Series A, 5.75%, 12/01/24 .....................................     15,000,000         15,973,500
     General, Refunding, Series A, AMBAC Insured, 5.25%, 12/01/26 ......................      5,000,000          5,168,100
     General, Refunding, Series A, FSA Insured, 5.00%, 12/01/18 ........................     10,000,000         10,472,900
     General, Refunding, Series A, FSA Insured, 5.125%, 12/01/22 .......................     28,210,000         29,305,112
     General, Refunding, Series A, MBIA Insured, 5.75%, 12/01/24 .......................     15,060,000         16,724,130
     General, Refunding, Series A, MBIA Insured, 5.25%, 12/01/26 .......................      9,000,000          9,302,580
     Series A, AMBAC Insured, 5.00%, 9/01/29 ...........................................     24,000,000         24,415,680
     Series A, AMBAC Insured, 5.00%, 9/01/34 ...........................................     20,670,000         21,011,468
  Madison County IDA Civic Facility Revenue, College University Project, Series B,
   5.00%, 7/01/33 ......................................................................      2,000,000          2,024,060
  Middleburg Central School District GO, FGIC Insured,
     4.60%, 8/15/17 ....................................................................      1,045,000          1,095,202
     4.625%, 8/15/18 ...................................................................      1,155,000          1,206,363
     4.625%, 8/15/19 ...................................................................      1,210,000          1,257,928


                                          Quarterly Statement of Investments | 3

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)


--------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  Middleburg Central School District GO, FGIC Insured (cont.)
     4.75%, 8/15/20 ....................................................................  $   1,270,000    $     1,322,464
     4.75%, 8/15/21 ....................................................................      1,330,000          1,377,800
  Monroe County IDAR, Civic Facilities, De Paul Community Facilities,
   6.50%, 2/01/24 ......................................................................      1,285,000          1,310,147
  Monroe County Water Authority Water Revenue,
     5.15%, 8/01/22 ....................................................................      1,000,000          1,056,450
     5.25%, 8/01/36 ....................................................................      2,250,000          2,317,387
  MTA Commuter Facilities Revenue,
     Series 8, Pre-Refunded, 5.50%, 7/01/21 ............................................      5,000,000          5,836,200
     Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/28 ..............................      8,655,000          9,860,295
     Series A, MBIA Insured, Pre-Refunded, 5.625%, 7/01/27 .............................     10,000,000         11,235,800
     Series A, Pre-Refunded, 6.00%, 7/01/24 ............................................      5,575,000          6,443,250
     Series A, Pre-Refunded, 5.25%, 7/01/28 ............................................     18,300,000         20,848,458
     Series A, Pre-Refunded, 6.125%, 7/01/29 ...........................................      9,625,000         11,178,282
     Series C-1, FGIC Insured, Pre-Refunded, 5.375%, 7/01/27 ...........................     19,100,000         21,535,632
     Series R, Pre-Refunded, 5.50%, 7/01/17 ............................................      2,000,000          2,336,200
  MTA Dedicated Tax Fund Revenue,
     Refunding, Series A, 5.00%, 11/15/30 ..............................................     25,000,000         25,165,250
     Series A, FGIC Insured, 5.00%, 11/15/31 ...........................................     39,685,000         40,257,258
     Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ..............................     27,260,000         31,842,406
     Series A, FSA Insured, 5.00%, 11/15/28 ............................................     41,575,000         42,356,194
     Series A, FSA Insured, 5.00%, 11/15/32 ............................................     36,100,000         36,655,579
     Series A, FSA Insured, Pre-Refunded, 5.00%, 4/01/29 ...............................     25,800,000         29,273,196
     Series A, MBIA Insured, Pre-Refunded, 5.25%, 4/01/26 ..............................     20,500,000         23,288,615
  MTA Revenue,
     Refunding, Series A, FGIC Insured, 5.00%, 11/15/25 ................................     22,010,000         22,634,644
     Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ................................     34,000,000         35,469,480
     Refunding, Series A, FSA Insured, 5.00%, 11/15/30 .................................     43,130,000         43,852,427
     Refunding, Series A, MBIA Insured, 5.125%, 11/15/31 ...............................     15,000,000         15,418,350
     Refunding, Series E, 5.25%, 11/15/31 ..............................................     15,000,000         15,441,750
     Refunding, Series U, FGIC Insured, 5.125%, 11/15/31 ...............................      5,000,000          5,139,450
     Series A, FGIC Insured, 5.00%, 11/15/32 ...........................................     10,355,000         10,529,999
     Series B, 5.25%, 11/15/32 .........................................................     28,820,000         29,730,136
  MTA Service Contract Revenue,
     Refunding, AMBAC Insured, 5.25%, 7/01/31 ..........................................     50,000,000         52,079,500
     Refunding, Series A, 5.125%, 1/01/29 ..............................................      6,000,000          6,109,920
     Refunding, Series A, FGIC Insured, 5.00%, 7/01/25 .................................     12,760,000         13,108,476
     Series B, 5.375%, 1/01/30 .........................................................     50,000,000         51,854,000
     Series B, MBIA Insured, 5.00%, 1/01/31 ............................................     22,290,000         22,634,826
  MTA Transit Facilities Revenue, Series A,
     FSA Insured, Pre-Refunded, 6.10%, 7/01/21 .........................................     15,000,000         16,519,350
     FSA Insured, Pre-Refunded, 5.50%, 7/01/22 .........................................     16,170,000         18,198,850
     MBIA Insured, Pre-Refunded, 5.625%, 7/01/25 .......................................      8,000,000          8,904,240
     Pre-Refunded, 6.00%, 7/01/24 ......................................................      7,000,000          8,090,180
     Pre-Refunded, 5.625%, 7/01/27 .....................................................     14,440,000         16,317,633
     Pre-Refunded, 6.125%, 7/01/29 .....................................................     11,595,000         13,466,201
  Nassau County Tobacco Settlement Corp. Revenue, Asset Backed, Series A,
   6.50%, 7/15/27 ......................................................................     15,000,000         14,446,500


4 |  Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)


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                                                                                       PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
   5.75%, 8/01/29 ......................................................................  $  36,040,000    $    38,781,563
  New York City GO,
     Fiscal 2003, Series I, 5.00%, 3/01/29 .............................................     10,000,000         10,048,100
     Fiscal 2003, Series I, 5.00%, 3/01/30 .............................................     14,785,000         14,845,914
     Refunding, Series A, 5.50%, 5/15/24 ...............................................     10,000,000         10,569,600
     Refunding, Series A, FSA Insured, 6.00%, 5/15/30 ..................................      6,250,000          7,026,125
     Refunding, Series H, 6.125%, 8/01/25 ..............................................      4,940,000          5,367,656
     Series A, Pre-Refunded, 6.25%, 8/01/17 ............................................      2,675,000          2,941,724
     Series A-1, Pre-Refunded, 6.625%, 8/01/25 .........................................     17,000,000         17,976,990
     Series B, 7.00%, 2/01/18 ..........................................................         25,000             25,081
     Series B, Pre-Refunded, 6.00%, 8/15/26 ............................................        915,000          1,004,350
     Series C, 7.00%, 2/01/12 ..........................................................        705,000            720,517
     Series C, FSA Insured, 5.125%, 3/15/25 ............................................      6,500,000          6,740,240
     Series D, 8.00%, 8/01/17 ..........................................................          5,000              5,130
     Series D, 7.50%, 2/01/18 ..........................................................          5,000              5,017
     Series D, 5.125%, 8/01/19 .........................................................      1,985,000          2,077,104
     Series D, 5.25%, 8/01/21 ..........................................................     14,500,000         15,112,335
     Series D, 5.25%, 10/15/23 .........................................................      5,000,000          5,235,750
     Series D, 5.50%, 6/01/24 ..........................................................     23,945,000         25,478,198
     Series D, 5.00%, 10/15/29 .........................................................      5,000,000          5,025,200
     Series D, FGIC Insured, 5.25%, 8/01/21 ............................................      5,355,000          5,806,855
     Series F, 5.875%, 8/01/24 .........................................................      3,915,000          4,152,249
     Series F, 5.30%, 1/15/26 ..........................................................     45,000,000         46,658,250
     Series F, Pre-Refunded, 5.875%, 8/01/24 ...........................................      3,085,000          3,370,918
     Series F, Pre-Refunded, 6.625%, 2/15/25 ...........................................     11,240,000         11,627,106
     Series G, 6.00%, 10/15/26 .........................................................      8,600,000          9,256,180
     Series G, Pre-Refunded, 6.00%, 10/15/26 ...........................................      1,300,000          1,468,129
     Series H, 7.20%, 2/01/15 ..........................................................          5,000              5,017
     Series H, FSA Insured, 5.375%, 8/01/27 ............................................      8,510,000          8,857,889
     Series H, MBIA Insured, 5.125%, 8/01/25 ...........................................      4,000,000          4,116,400
     Series H, Pre-Refunded, 6.125%, 8/01/25 ...........................................         60,000             67,421
     Series I, 6.25%, 4/15/27 ..........................................................      2,250,000          2,462,377
     Series I, Pre-Refunded, 6.25%, 4/15/27 ............................................      7,250,000          8,120,145
     Series K, Pre-Refunded, 6.25%, 4/01/26 ............................................      9,000,000          9,789,930
  New York City IDA, Civic Facility Revenue,
     College of New Rochelle, 5.80%, 9/01/26 ...........................................      1,500,000          1,575,135
     Institute of International Education Inc. Project, 5.25%, 9/01/21 .................      1,530,000          1,620,790
     Institute of International Education Inc. Project, 5.25%, 9/01/31 .................      5,235,000          5,382,941
     New York University Project, AMBAC Insured, 5.00%, 7/01/31 ........................     18,000,000         18,248,220
     Staten Island University Hospital Project, Series A, 6.375%,
      7/01/31 ..........................................................................      3,980,000          3,762,811
  New York City Municipal Water Finance Authority Revenue, Series B,
   5.00%, 6/15/26 ......................................................................     25,000,000         25,473,250
  New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Refunding, Series B, 6.10%, 6/15/31 ...............................................     11,005,000         12,787,810
     Refunding, Series B, 6.00%, 6/15/33 ...............................................      6,040,000          6,986,770
     Refunding, Series E, MBIA Insured, 5.125%, 6/15/31 ................................     34,175,000         35,087,814
     Series A, 5.75%, 6/15/30 ..........................................................     41,190,000         44,731,516
     Series A, FGIC Insured, 5.75%, 6/15/31 ............................................     19,315,000         21,011,050
     Series A, FGIC Insured, 5.50%, 6/15/32 ............................................     11,655,000         12,379,358


                                          Quarterly Statement of Investments | 5

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)


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                                                                                       PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New York City Municipal Water Finance Authority Water and Sewer System Revenue (cont.)
     Series A, FGIC Insured, 5.25%, 6/15/33 ............................................  $   7,000,000    $     7,249,690
     Series B, 5.75%, 6/15/26 ..........................................................     24,455,000         26,833,982
     Series B, FGIC Insured, 5.125%, 6/15/30 ...........................................     12,500,000         12,659,625
     Series B, MBIA Insured, 5.50%, 6/15/27 ............................................     32,620,000         34,912,860
     Series B, Pre-Refunded, 6.10%, 6/15/31 ............................................      3,995,000          4,728,242
     Series B, Pre-Refunded, 6.00%, 6/15/33 ............................................     10,260,000         12,088,640
  New York City Transitional Finance Authority Revenue,
     Future Tax Secured, 2004, Series C, 5.00%, 5/01/26 ................................      3,675,000          3,734,498
     Future Tax Secured, 2004, Series C, Pre-Refunded, 5.00%, 5/01/26 ..................          5,000              5,538
     Future Tax Secured, Refunding, Series B, AMBAC Insured, 5.00%,
      5/01/30 ..........................................................................      3,000,000          3,050,070
     Future Tax Secured, Refunding, Series C-A, 5.50%, 11/01/24 ........................     16,800,000         18,136,608
     Future Tax Secured, Series A, 5.125%, 8/15/21 .....................................      6,120,000          6,353,723
     Future Tax Secured, Series A, 5.00%, 8/15/27 ......................................        770,000            779,741
     Future Tax Secured, Series A, 5.25%, 5/01/31 ......................................     26,545,000         27,492,922
     Future Tax Secured, Series A, 5.25%, 8/01/31 ......................................     30,605,000         31,999,058
     Future Tax Secured, Series A, FGIC Insured, 5.00%, 5/01/28 ........................     16,065,000         16,318,506
     Future Tax Secured, Series A, Pre-Refunded, 5.125%, 8/15/21 .......................      8,815,000          9,680,633
     Future Tax Secured, Series A, Pre-Refunded, 5.625%, 2/15/26 .......................     20,000,000         23,085,800
     Future Tax Secured, Series A, Pre-Refunded, 5.00%, 8/15/27 ........................      6,145,000          6,726,563
     Future Tax Secured, Series A, Pre-Refunded, 6.00%, 8/15/29 ........................     29,000,000         33,880,410
     Future Tax Secured, Series A, Pre-Refunded, 5.25%, 5/01/31 ........................        460,000            522,647
     Future Tax Secured, Series B, 5.00%, 5/01/30 ......................................      7,520,000          7,615,053
     Future Tax Secured, Series B, Pre-Refunded, 6.00%, 11/15/29 .......................     15,000,000         17,700,750
     Future Tax Secured, Series C, 5.50%, 5/01/25 ......................................      5,515,000          5,884,891
     Future Tax Secured, Series C, 5.00%, 5/01/29 ......................................      5,215,000          5,273,512
     Future Tax Secured, Series C, Pre-Refunded, 5.50%, 5/01/25 ........................      4,485,000          5,102,674
     Future Tax Secured, Series C, Pre-Refunded, 5.00%, 5/01/26 ........................        320,000            353,222
     Future Tax Secured, Series C, Pre-Refunded, 5.00%, 5/01/29 ........................      8,655,000          9,657,941
     Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/29 .......................     13,660,000         15,748,887
     Future Tax Secured, Series D, 5.00%, 2/01/27 ......................................     62,025,000         63,259,918
     Future Tax Secured, Series E, 5.00%, 2/01/24 ......................................      7,000,000          7,212,870
     Future Tax Secured, Series E, 5.00%, 2/01/25 ......................................      5,000,000          5,141,500
     Future Tax Secured, Series E, 5.00%, 2/01/27 ......................................     10,000,000         10,199,100
     Future Tax Secured, Series E, 5.00%, 2/01/33 ......................................     18,035,000         18,244,026
     Series C, MBIA Insured, 5.00%, 5/01/29 ............................................      1,365,000          1,385,762
     Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 ..............................      2,270,000          2,533,048
  New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
   5.25%, 1/01/29 ......................................................................     79,840,000         82,744,579
  New York City Trust Cultural Resources Revenue,
     Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%,
     7/01/31 ...........................................................................     15,500,000         15,916,020
     Wildlife Conservation Society, FGIC Insured, 5.00%, 2/01/34 .......................     10,500,000         10,673,040
  New York IDA, Parking Facility Revenue, Royal Charter Presbyterian, FSA Insured,
   5.25%, 12/15/32 .....................................................................      1,525,000          1,585,070
  New York State Appropriated Tobacco Corp. Revenue, Asset Backed, Series A-1,
   AMBAC Insured, 5.25%, 6/01/21 .......................................................     18,000,000         19,180,080
  New York State Commissioner of General Services Revenue,
     People of the State of New York, Certificate of Lease Assignment,
     5.70%, 3/01/29 ....................................................................     69,556,432         71,233,437
     5.75%, 3/01/29 ....................................................................     35,652,969         36,596,703


6 |  Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)


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                                                                                       PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New York State COP, Hanson Redevelopment Project, 8.375%, 5/01/08 ....................     12,670,000    $    13,886,193
  New York State Dormitory Authority Lease Revenue,
     Court Facilities, 6.00%, 5/15/39 ..................................................     58,245,000         62,798,594
     Court Facilities, Series A, 5.375%, 5/15/23 .......................................      4,000,000          4,228,720
     Refunding, Series A, FGIC Insured, 5.00%, 7/01/33 .................................     11,000,000         11,171,930
     State University Dormitory Facilities, 5.00%, 7/01/32 .............................      5,500,000          6,196,740
     State University Dormitory Facilities, FGIC Insured, Pre-Refunded,
      5.50%, 7/01/27 ...................................................................      2,000,000          2,309,200
     State University Dormitory Facilities, FGIC Insured, Pre-Refunded,
      5.10%, 7/01/31 ...................................................................      7,700,000          8,701,462
     State University Dormitory Facilities, Series A, 6.00%, 7/01/30 ...................      5,750,000          6,781,723
     State University Dormitory Facilities, Series B, MBIA Insured,
      5.125%, 7/01/28 ..................................................................      1,365,000          1,400,859
     State University Dormitory Facilities, Series B, MBIA Insured, Pre-Refunded,
      5.125%, 7/01/28 ..................................................................      3,435,000          3,864,650
     State University Dormitory Facilities, Series C, MBIA Insured,
      5.50%, 7/01/19 ...................................................................      2,410,000          2,665,291
     State University Dormitory Facilities, Series C, MBIA Insured, Pre-Refunded,
      5.50%, 7/01/19 ...................................................................      2,680,000          3,060,587
     State University Dormitory Facilities, Series C, MBIA Insured, Pre-Refunded,
      5.50%, 7/01/29 ...................................................................      9,250,000         10,563,593
  New York State Dormitory Authority Revenue,
     FGIC Insured, 5.125%, 5/15/31 .....................................................     45,000,000         51,353,100
     FHA, Insured Mortgage, St. Barnabas, Series A, AMBAC Insured,
      5.125%, 2/01/22 ..................................................................      4,000,000          4,221,920
     FHA, Insured Mortgage, St. Barnabas, Series A, AMBAC Insured,
      5.00%, 2/01/31 ...................................................................      5,500,000          5,585,965
     Insured, Fordham University, FGIC Insured, 5.00%, 7/01/27 .........................      6,020,000          6,136,728
     Insured, Fordham University, FGIC Insured, 5.00%, 7/01/32 .........................      7,735,000          7,849,555
     School District Financing Program, Series A, MBIA Insured, 5.00%,
      4/01/31 ..........................................................................      9,500,000          9,651,050
     State University Educational Facilities, 5.125%, 5/15/21 ..........................     12,090,000         12,436,983
     State University Educational Facilities, Pre-Refunded, 5.125%,
      5/15/21 ..........................................................................      2,910,000          3,238,714
     Teachers College, MBIA Insured, 5.00%, 7/01/22 ....................................      2,885,000          3,010,065
     Teachers College, MBIA Insured, 5.00%, 7/01/32 ....................................      6,000,000          6,088,860
     Upstate Community Colleges, Series A, 5.00%, 7/01/27 ..............................      3,720,000          3,759,432
     Upstate Community Colleges, Series A, 5.00%, 7/01/31 ..............................      7,365,000          7,411,547
  New York State Dormitory Authority Revenues,
     Bishop Henry B. Hucles Nursing Home, 6.00%, 7/01/24 ...............................      2,545,000          2,670,876
     Buena Vida Nursing Home, Series A, 5.25%, 7/01/28 .................................      4,730,000          4,846,405
     City University System Consolidated, Fourth General, Series A, FGIC Insured,
      Pre-Refunded, 5.25%, 7/01/30 .....................................................     20,705,000         23,414,456
     City University System Consolidated, Fourth, Series A, 5.25%,
      7/01/31 ..........................................................................      1,270,000          1,294,702
     City University System Consolidated, Fourth, Series A, Pre-Refunded,
       5.25%, 7/01/31 ..................................................................     10,730,000         12,224,260
     City University System Consolidated, FSA Insured, Pre-Refunded, 5.375%, 7/01/24 ...      5,000,000          5,601,250
     City University System Consolidated, Second General, Series A, Pre-Refunded,
      6.00%, 7/01/17 ...................................................................     10,215,000         10,810,943
     City University System Consolidated, Series 1, FGIC Insured, Pre-Refunded,
      5.375%, 7/01/24 ..................................................................     14,300,000         16,019,575
     City University System Consolidated, Series 1, MBIA Insured, Pre-Refunded,
      5.125%, 7/01/27 ..................................................................      6,680,000          7,429,964
     City University System Consolidated, Series C, 7.50%, 7/01/10 .....................     14,900,000         17,154,966
     City University System Consolidated, Series D, ETM, 7.00%, 7/01/09 ................      2,535,000          2,845,690
     City University System Consolidated, Third General Residence,
      Series 1, FSA Insured, Pre-Refunded,
       5.50%, 7/01/29 ..................................................................     38,375,000         43,824,634


                                          Quarterly Statement of Investments | 7

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)


--------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  New York State Dormitory Authority Revenues (cont.)
     City University System Consolidated, Third General Residence, Series 2,
      Pre-Refunded, 6.00%, 7/01/20 .....................................................  $  13,000,000    $    14,293,500
     City University System Consolidated, Third General, Series 2, Pre-Refunded,
      6.20%, 7/01/22 ...................................................................     28,555,000         31,471,322
     City University System Consolidated, Third General, Series 2, Pre-Refunded,
      6.00%, 7/01/26 ...................................................................      6,020,000          6,613,211
     City University System Consolidated, Third General, Series A, Pre-Refunded,
      6.00%, 7/01/16 ...................................................................     23,185,000         24,537,613
     City University System Consolidated, Third, Refunding, Series 1, FGIC Insured,
      5.25%, 7/01/25 ...................................................................      4,100,000          4,281,466
     Concord Nursing Home Inc., 6.50%, 7/01/29 .........................................      2,500,000          2,725,925
     Department of Health, Pre-Refunded, 6.625%, 7/01/15 ...............................      5,355,000          5,694,828
     Department of Health, Rosewell Park Cancer Center, Pre-Refunded, 6.625%, 7/01/24 ..      9,175,000          9,757,246
     Fashion Institute of Technology Student Housing Corp., FGIC Insured,
      5.00%, 7/01/29 ...................................................................      9,700,000          9,903,312
     Fashion Institute of Technology Student Housing Corp., FGIC Insured,
      5.125%, 7/01/34 ..................................................................     15,000,000         15,460,350
     Fordham University, Refunding, MBIA Insured, 5.00%, 7/01/28 .......................      5,000,000          5,070,300
     Good Samaritan Hospital Medical Center, Series A, MBIA Insured,
      5.50%, 7/01/24 ...................................................................      5,000,000          5,342,300
     Interfaith Medical Center, Series D, 5.40%, 2/15/28 ...............................     14,000,000         14,479,640
     Ithaca College, AMBAC Insured, 5.25%, 7/01/26 .....................................      2,000,000          2,063,440
     Long Island University, 5.125%, 9/01/23 ...........................................      1,800,000          1,855,962
     Long Island University, 5.25%, 9/01/28 ............................................      1,500,000          1,546,890
     Long Island University, Pre-Refunded, 6.25%, 9/01/23 ..............................      5,495,000          5,868,495
     Mental Health Facilities Improvement, Series B, 5.00%, 2/15/28 ....................      9,195,000          9,284,467
     Mental Health Facilities Improvement, Series B, 5.00%, 2/15/33 ....................     35,000,000         35,208,600
     Mental Health Services Facilities Improvement, Series B,
      MBIA Insured, 6.00%, 2/15/25 .....................................................        640,000            708,045
     Mental Health Services Facilities Improvement, Series B,
      MBIA Insured, 6.00%, 2/15/30 .....................................................        565,000            623,613
     Mental Health Services Facilities Improvement, Series B,
      MBIA Insured, 5.25%, 8/15/31 .....................................................      6,025,000          6,233,827
     Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
      6.00%, 2/15/25 ...................................................................      5,460,000          6,358,334
     Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
      6.00%, 2/15/30 ...................................................................      4,300,000          5,007,479
     Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
      5.25%, 8/15/31 ...................................................................      3,975,000          4,524,226
     Mental Health Services Facilities Improvement, Series D, FSA
      Insured, 5.50%, 2/15/21 ..........................................................        120,000            130,903
     Mental Health Services Facilities Improvement, Series D, FSA
      Insured, 5.50%, 8/15/21 ..........................................................        250,000            272,715
     Mental Health Services Facilities Improvement, Series D, FSA
      Insured, 5.25%, 8/15/30 ..........................................................        540,000            556,659
     Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
      5.50%, 2/15/21 ...................................................................      1,015,000          1,164,225
     Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
      5.50%, 8/15/21 ...................................................................      2,065,000          2,368,596
     Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
      5.25%, 8/15/30 ...................................................................      4,460,000          5,055,009
     Mental Health Services Facilities Improvement, Series D, MBIA Insured,
      5.00%, 8/15/17 ...................................................................     22,985,000         24,168,268
     Mental Health Services Facilities Improvement, Series D, MBIA Insured, Pre-Refunded,
      5.00%, 8/15/17 ...................................................................         15,000             16,670
     Mental Health Services, Refunding, Series A, 5.75%, 2/15/27 .......................        300,000            314,337
     Mental Health Services, Series A, 5.75%, 8/15/22 ..................................         35,000             37,484


8 |  Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)


--------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New York State Dormitory Authority Revenues (cont.)
     Mental Health Services, Series A, Pre-Refunded, 5.75%, 8/15/22 ....................  $   1,355,000    $     1,505,161
     Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27 ....................      9,070,000         10,075,137
     Mental Health, Pre-Refunded, 6.00%, 8/15/21 .......................................      1,600,000          1,786,848
     Mental Health, Refunding, Series D, 6.00%, 8/15/21 ................................        185,000            201,498
     Mental Health, Series B, 5.75%, 8/15/12 ...........................................      2,140,000          2,339,148
     Mental Health, Series B, Pre-Refunded, 5.75%, 8/15/12 .............................         25,000             27,739
     New School University, MBIA Insured, 5.00%, 7/01/31 ...............................      2,500,000          2,534,475
     New York Hospital Medical Center, AMBAC Insured, 5.60%, 2/15/39 ...................      4,900,000          5,196,107
     New York University, Series 2, AMBAC Insured, 5.00%, 7/01/26 ......................      3,500,000          3,568,670
     New York University, Series 2, AMBAC Insured, 5.00%, 7/01/31 ......................      5,000,000          5,068,950
    aNew York University, Series A, FGIC Insured, 5.00%, 7/01/34 .......................     15,200,000         15,482,720
     North Shore L.I. Jewish Group, 5.50%, 5/01/33 .....................................      2,500,000          2,593,925
     Nursing Home, Arden Hill, FHA Insured, Pre-Refunded, 5.85%,
      8/01/26 ..........................................................................      4,280,000          4,724,992
     Nursing Home, Center for Nursing, FHA Insured, 5.55%, 8/01/37 .....................      8,435,000          8,774,424
     Nursing Home, St. John's Health Care Corp., Refunding, FHA Insured,
      6.25%, 2/01/36 ...................................................................     31,670,000         33,533,463
     Nursing Home, Wesley Garden, FHA Insured, 6.125%, 8/01/35 .........................      2,000,000          2,143,640
     Pace University, Refunding, MBIA Insured, 5.75%, 7/01/26 ..........................      2,000,000          2,150,680
     Rockefeller University, Series A1, 5.00%, 7/01/32 .................................     11,500,000         11,738,165
     Second Hospital, St. Clare's Hospital, Series B, 5.40%, 2/15/25 ...................      6,500,000          6,725,810
     Skidmore College, FGIC Insured, 5.00%, 7/01/33 ....................................      6,565,000          6,676,802
     St. Agnes Hospital, Series A, 5.40%, 2/15/25 ......................................      2,000,000          2,000,000
     St. Francis Hospital, Series A, MBIA Insured, 5.50%, 7/01/29 ......................      1,000,000          1,055,420
     St. Johns University, MBIA Insured, 5.25%, 7/01/25 ................................      5,770,000          5,993,645
     St. Johns University, Series A, MBIA Insured, 5.25%, 7/01/25 ......................      5,310,000          5,595,041
     St. Lukes Home Residential Health, Series A, FHA Insured, 6.375%,
      8/01/35 ..........................................................................      5,200,000          5,441,176
     State Rehabilitation Association, Series A, AMBAC Insured, 5.00%,
      7/01/23 ..........................................................................      1,725,000          1,793,534
     State University Adult Facility, Series B, Pre-Refunded, 5.375%,
      5/15/23 ..........................................................................      9,500,000         10,899,065
     State University Educational Facilities, Refunding, 5.00%, 5/15/17 ................      3,600,000          3,741,696
     The Highlands Living, FHA Insured, 6.60%, 2/01/34 .................................      3,365,000          3,449,293
     Upstate Community Colleges, Series A, 5.00%, 7/01/19 ..............................      7,230,000          7,539,083
     Upstate Community Colleges, Series A, 5.00%, 7/01/28 ..............................     25,675,000         25,791,051
     Upstate Community Colleges, Series A, Pre-Refunded, 6.00%, 7/01/22 ................      7,000,000          7,896,140
     Upstate Community Colleges, Series A, Pre-Refunded, 6.125%,
      7/01/27 ..........................................................................     11,845,000         13,401,788
     W.K. Nursing Home Corp., FHA Insured, 6.05%, 2/01/26 ..............................      6,800,000          7,234,452
     Yeshiva University, AMBAC Insured, 5.125%, 7/01/29 ................................     13,260,000         13,719,724
     Yeshiva University, AMBAC Insured, 5.125%, 7/01/34 ................................     23,510,000         24,231,522
  New York State Energy Research and Development Authority Electric Facilities Revenue,
   Consolidated Edison Project, Refunding, Series A, 6.10%, 8/15/20 ....................     11,820,000         12,366,439
  New York State Energy Research and Development Authority PCR,
   Niagara Mohawk Power Project, Refunding, Series A, AMBAC Insured,
   5.15%, 11/01/25 .....................................................................     20,000,000         20,550,600
  New York State Environmental Facilities Corp. PCR, State Water,
   Series E, 6.875%, 6/15/14 ...........................................................      1,190,000          1,214,181
  New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
     Revolving Funds, Pooled Financing, Series B, 5.25%, 5/15/31 .......................      9,595,000          9,972,851
     Series C, 5.25%, 6/15/31 ..........................................................     37,600,000         39,096,480
  New York State HFA State Personal Income Tax Revenue,
     Economic Development and Housing, Series A,
     5.125%, 9/15/28 ...................................................................     12,425,000         12,687,292
     5.00%, 3/15/33 ....................................................................      7,000,000          7,062,790


                                          Quarterly Statement of Investments | 9

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)


--------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New York State HFA, Service Contract Obligation Revenue,
     Series A, 6.50%, 3/15/24 ..........................................................  $     330,000    $       337,979
     Series A, 6.50%, 3/15/25 ..........................................................        860,000            917,706
     Series A, 6.00%, 3/15/26 ..........................................................        970,000          1,050,471
     Series A, Pre-Refunded, 6.375%, 9/15/15 ...........................................      4,430,000          4,996,243
     Series A, Pre-Refunded, 6.50%, 3/15/24 ............................................     28,000,000         28,610,960
     Series A, Pre-Refunded, 6.50%, 3/15/25 ............................................     10,410,000         11,169,201
     Series A, Pre-Refunded, 6.00%, 3/15/26 ............................................     15,755,000         17,424,557
     Series A-2003, 6.375%, 9/15/15 ....................................................         30,000             31,978
     Series A-2003, Pre-Refunded, 6.375%, 9/15/15 ......................................        540,000            578,691
     Series C, 6.30%, 3/15/22 ..........................................................      1,950,000          1,954,992
     Series C, 5.50%, 3/15/25 ..........................................................     17,015,000         17,664,973
  New York State HFAR,
     Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18 .........................      4,820,000          4,830,941
     Health Facilities of New York City, Refunding, Series A, 6.00%,
      11/01/08 .........................................................................      2,400,000          2,563,776
     Health Facilities of New York City, Series A, 6.00%, 5/01/07 ......................     11,200,000         12,031,040
     Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%,
      11/01/15 .........................................................................     22,910,000         24,348,290
     Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%,
      11/01/20 .........................................................................     28,445,000         30,195,790
     MFH, Second Mortgage Program, Series E, 6.75%, 8/15/25 ............................      2,815,000          2,830,032
     MFM Housing, Refunding, Series A, FHA Insured, 7.00%, 8/15/22 .....................      2,955,000          2,971,282
     MFM Housing, Refunding, Series C, FHA Insured, 6.45%, 8/15/14 .....................        810,000            814,115
     MFM, Refunding, Series B, AMBAC Insured, 6.35%, 8/15/23 ...........................      7,000,000          7,189,770
     MFM, Refunding, Series C, FHA Insured, 6.50%, 8/15/24 .............................      5,535,000          5,566,273
     MFM, Second Mortgage Program, Series D, 6.25%, 8/15/23 ............................      2,500,000          2,512,925
     MFM, Series B, AMBAC Insured, 6.25%, 8/15/14 ......................................        525,000            537,385
  New York State Local Government Assistance Corp. Revenue,
     Refunding, Series B, MBIA Insured, 4.875%, 4/01/20 ................................      4,080,000          4,218,026
     Series A, 6.00%, 4/01/24 ..........................................................     11,200,000         11,734,352
  New York State Medical Care Facilities Finance Agency Revenue,
     Hospital and Nursing Home, Mortgage Revenue, Refunding, Series B, FHA Insured, 6.25%,
     2/15/25 ...........................................................................      2,635,000          2,766,302
     Hospital and Nursing Home, Mortgage Revenue, Refunding, Series B, FHA Insured, 6.25%,
     2/15/35 ...........................................................................      4,745,000          4,982,819
     Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured,
      6.30%, 8/15/23 ...................................................................      9,000,000          9,116,280
     Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured,
      6.25%, 2/15/27 ...................................................................     12,235,000         12,515,059
     Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured,
      6.20%, 2/15/28 ...................................................................     26,910,000         27,928,005
     Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured,
      6.375%, 8/15/33 ..................................................................      7,940,000          8,042,823
     Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured,
      6.50%, 2/15/34 ...................................................................      5,280,000          5,435,443
     Hospital and Nursing Home, Mortgage Revenue, Series C, FHA Insured,
      6.20%, 8/15/23 ...................................................................     21,540,000         22,814,953
     Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.80%,
      8/15/24 ..........................................................................      3,200,000          3,344,544
     Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.50%,
      8/15/29 ..........................................................................      5,125,000          5,349,629
     Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.90%,
      8/15/34 ..........................................................................     31,210,000         32,633,800
     Huntington Hospital Mortgage, Project A, Refunding, Pre-Refunded,
      6.50%, 11/01/14 ..................................................................      5,500,000          5,657,355
     Mortgage Revenue Project, Series A, FHA Insured, 6.50%, 2/15/35 ...................      3,515,000          3,648,570
     Mortgage Revenue Project, Series B, FHA Insured, 6.60%, 8/15/34 ...................      4,550,000          4,666,025
     Mortgage Revenue Project, Series B, FHA Insured, 6.15%, 2/15/35 ...................      2,200,000          2,272,380
     Mortgage Revenue Project, Series C, FHA Insured, 6.375%, 8/15/29 ..................      9,675,000          9,980,730
     Mortgage Revenue Project, Series D, FHA Insured, 6.20%, 2/15/35 ...................      6,250,000          6,556,125


10 |  Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)


--------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New York State Medical Care Facilities Finance Agency Revenue (cont.)
     Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 2/15/35 ..................  $  13,200,000    $    13,878,216
     Mortgage Revenue Project, Series F, FHA Insured, Pre-Refunded,
      6.30%, 8/15/25 ...................................................................     16,400,000         17,495,520
     Mortgage Revenue Project, Series F, FHA Insured, Pre-Refunded,
      6.375%, 8/15/34 ..................................................................     21,050,000         22,471,086
     Second Mortgage, Health Care Project Revenue, Series B, 6.35%,
      11/01/14 .........................................................................      1,410,000          1,417,177
     Secured Hospital Revenue, Series A, 6.25%, 2/15/24 ................................     16,770,000         17,153,865
     Security Mortgage Program Revenue, Adult Day Care, 6.375%,
      11/15/20 .........................................................................     18,930,000         19,946,730
     Series A, FHA Insured, 6.125%, 2/15/15 ............................................      5,140,000          5,316,302
     Series A, FHA Insured, 7.45%, 8/15/31 .............................................      4,660,000          4,676,124
     Series A, FHA Insured, Pre-Refunded, 6.125%, 2/15/15 ..............................        840,000            912,618
  New York State Mortgage Agency Revenue, Homeowners Mortgage, Series 61, 5.90%,
   4/01/27 .............................................................................      4,040,000          4,168,512
  New York State Municipal Bond Bank Agency Program Revenue, Buffalo, Series A, AMBAC
   Insured, 5.25%, 5/15/31 .............................................................      4,145,000          4,296,127
  New York State Municipal Bond Bank Agency School Purpose Revenue, Series C,
     5.25%, 6/01/21 ....................................................................      5,110,000          5,425,900
     5.25%, 12/01/21 ...................................................................      8,025,000          8,521,106
     5.25%, 6/01/22 ....................................................................      3,400,000          3,584,926
     5.25%, 12/01/22 ...................................................................      5,000,000          5,271,950
     5.00%, 6/01/23 ....................................................................      5,925,000          6,063,645
     5.00%, 12/01/23 ...................................................................      3,000,000          3,070,200
  New York State Power Authority Revenue, Series A, 5.25%,
     11/15/30 ..........................................................................      2,000,000          2,068,200
     11/15/40 ..........................................................................      9,000,000          9,272,700
  New York State Thruway Authority Revenue, State Personal Income Tax, Transportation,
   Series A, 5.00%, 3/15/22 ............................................................     14,270,000         14,813,687
  New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
     AMBAC Insured, Pre-Refunded, 5.375%, 4/01/19 ......................................     10,555,000         12,080,831
     Pre-Refunded, 6.25%, 4/01/14 ......................................................     23,970,000         25,147,886
     Pre-Refunded, 5.75%, 4/01/19 ......................................................     30,000,000         34,389,600
  New York State Tollway Authority General Revenue,
     Refunding, Series E, FGIC Insured, 5.00%, 1/01/25 .................................      6,500,000          6,627,335
     Series D, 5.25%, 1/01/21 ..........................................................     41,675,000         44,652,679
     Series D, 5.375%, 1/01/27 .........................................................     10,975,000         11,446,706
  New York State Tollway Authority Highway and Bridge Trust Fund Revenue,
     Refunding, Series C, AMBAC Insured, 5.00%, 4/01/19 ................................     20,000,000         21,215,200
     Refunding, Series C, AMBAC Insured, 5.00%, 4/01/20 ................................     18,835,000         19,903,886
     Series A, FGIC Insured, 5.00%, 4/01/17 ............................................      9,000,000          9,517,590
     Series A, FGIC Insured, 5.00%, 4/01/20 ............................................      2,500,000          2,636,875
     Series A, FGIC Insured, 5.00%, 4/01/21 ............................................      2,500,000          2,621,950
     Series B, MBIA Insured, 4.75%, 4/01/18 ............................................     12,465,000         13,051,603
     Series B, MBIA Insured, 4.875%, 4/01/19 ...........................................     10,290,000         10,801,104
     Series B, MBIA Insured, 4.90%, 4/01/20 ............................................     10,000,000         10,455,600
     Series B-1, FGIC Insured, 5.75%, 4/01/15 ..........................................      2,000,000          2,276,440
     Series B-1, FGIC Insured, 5.75%, 4/01/16 ..........................................      2,000,000          2,274,240
  New York State Urban Development Corp. Revenue,
     Cornell Center Project, 6.00%, 1/01/14 ............................................      4,075,000          4,128,464
     Correctional Capital Facilities, Series 7, Pre-Refunded, 5.70%,
      1/01/16 ..........................................................................      3,000,000          3,315,720


                                         Quarterly Statement of Investments | 11

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)


--------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New York State Urban Development Corp. Revenue (cont.)
     Correctional Capital Facilities, Series 7, Pre-Refunded, 5.70%,
      1/01/27 ..........................................................................  $  10,000,000    $    11,052,400
     Correctional Facilities Service Contract, Series A, Pre-Refunded,
      5.00%, 1/01/28 ...................................................................     14,000,000         15,515,920
     Correctional Facilities Service Contract, Series B, Pre-Refunded,
      5.00%, 1/01/25 ...................................................................     21,055,000         23,371,471
     Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded,
      6.00%, 1/01/29 ...................................................................     34,135,000         39,281,534
     Correctional Facilities Service Contract, Series D, FSA Insured, Pre-Refunded,
      5.25%, 1/01/30 ...................................................................     10,000,000         11,299,900
     Correctional, Series A, MBIA Insured, 5.00%, 1/01/18 ..............................      8,775,000          9,247,183
     Correctional, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/18 ................      3,225,000          3,574,203
     Onondaga County Convention Project, Refunding, 6.25%, 1/01/20 .....................     28,325,000         30,270,078
     Personal Income Tax, Series C-1, 5.00%, 3/15/25 ...................................      3,225,000          3,285,501
     Personal Income Tax, Series C-1, FGIC Insured, 5.00%, 3/15/28 .....................      4,900,000          4,998,833
     Personal Income Tax, State Facilities, Series A, 5.25%, 3/15/32 ...................     20,000,000         20,537,600
     State Personal Income Tax, Series B Empire State, 5.125%, 3/15/29 .................      9,000,000          9,177,390
     State Personal Income Tax, Series B Empire State, MBIA Insured,
      5.00%, 3/15/33 ...................................................................     11,010,000         11,177,903
     Youth Facilities, Pre-Refunded, 6.00%, 4/01/15 ....................................      8,500,000          8,905,535
  Niagara Falls City School District COP, High School Facilities,
   5.375%, 6/15/28 .....................................................................      5,000,000          5,085,250
  Niagara Falls Public Water Authority Revenue, Series A, MBIA Insured,
   5.00%, 7/15/34 ......................................................................      9,000,000          9,141,210
  Oneida-Herkimer Solid Waste Management Authority Solid Waste System Revenue, Refunding,
     6.65%, 4/01/05 ....................................................................      1,115,000          1,130,075
     6.75%, 4/01/14 ....................................................................        655,000            663,928
  Otsego County IDA, Civic Facility Revenue, Hartwick College Project, Series A,
   Pre-Refunded, 5.50%, 7/01/19 ........................................................      3,400,000          3,866,208
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, 5.00%, 7/01/38 ..........................................................     12,000,000         12,047,280
     Series Y, 5.00%, 7/01/36 ..........................................................      4,000,000          4,028,160
     Series Y, 5.50%, 7/01/36 ..........................................................     10,000,000         10,653,400
  Puerto Rico Commonwealth Urban Renewal and Housing Corp. Revenue, Commonwealth
   Appropriation, Refunding, 7.875%, 10/01/04 ..........................................        805,000            808,268
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A, MBIA
   Insured, Pre-Refunded, 5.00%, 8/01/31 ...............................................      4,000,000          4,501,200
  Rensselaer Municipal Leasing Corp. Leasehold Mortgage Revenue, Rensselaer County
   Nursing Home,
     Series A, 6.90%, 6/01/24 ..........................................................     10,000,000         10,236,800
     Series B, 6.90%, 6/01/24 ..........................................................      3,345,000          3,424,210
  Sachem Central School District Holbrook GO, Series B, MBIA Insured, 5.00%,
     10/15/27 ..........................................................................      3,885,000          3,982,008
     10/15/28 ..........................................................................      2,000,000          2,046,960
  St. Lawrence County IDA, Civic Facility Revenue, Clarkson University Project,
Series A,
   5.50%, 7/01/29 ......................................................................      6,000,000          6,236,880
  Suffolk County Judicial Facilities Agency Service Agreement Revenue,
   John P. Cohalan Complex, AMBAC Insured, 5.00%, 4/15/16 ..............................      2,720,000          2,900,662
  Syracuse IDA, Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
     5.25%, 1/01/16 ....................................................................      4,000,000          3,124,600
     5.375%, 1/01/23 ...................................................................      4,760,000          3,463,376
  Tompkins County IDAR, Civic Facility, Cornell University, Pre-Refunded,
   5.75%, 7/01/30 ......................................................................      7,510,000          8,713,252



12 |  Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)


--------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Triborough Bridge and Tunnel Authority Revenues,
     General Purpose, Refunding, Series A, 5.00%, 1/01/27 ..............................  $  34,500,000    $    35,005,080
     General Purpose, Refunding, Series A, 5.00%, 1/01/32 ..............................     40,450,000         40,867,444
     General Purpose, Refunding, Series B, 5.125%, 11/15/29 ............................     17,175,000         17,606,951
     General Purpose, Refunding, Series B, 5.00%, 11/15/32 .............................     10,000,000         10,113,300
     General Purpose, Refunding, Series B, MBIA Insured, 5.00%,
      11/15/27 .........................................................................     10,000,000         10,201,500
     General Purpose, Series A, 5.125%, 1/01/31 ........................................     24,310,000         24,836,798
     General Purpose, Series B, MBIA Insured, Pre-Refunded, 5.20%,
      1/01/27 ..........................................................................      4,110,000          4,563,744
     General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27 ...........................     15,000,000         16,656,000
     General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30 ...........................     32,185,000         35,985,727
     Refunding, MBIA Insured, 5.00%, 11/15/26 ..........................................     10,000,000         10,228,800
     Refunding, MBIA Insured, 5.00%, 11/15/32 ..........................................     11,050,000         11,220,059
     Series A, MBIA Insured, 5.00%, 1/01/32 ............................................     24,000,000         24,336,480
     Subordinate Bonds, AMBAC Insured, 5.00%, 11/15/28 .................................     15,000,000         15,309,450
  TSASC Inc. New York Revenue, Tobacco Flexible Amortization Bonds, Series 1, 6.25%,
     7/15/27 ...........................................................................     35,000,000         34,786,150
     7/15/34 ...........................................................................     40,000,000         39,728,400
  United Nations Development Corp. Revenue, senior lien, Refunding, Series A, 5.25%,
     7/01/23 ...........................................................................      2,500,000          2,578,225
     7/01/25 ...........................................................................      2,000,000          2,052,580
  Utica IDA Civic Facility Revenue, Munson-Williams-Proctor Institute,
     5.40%, 7/15/30 ....................................................................      1,000,000          1,048,210
     Series A, 5.50%, 7/15/29 ..........................................................      9,915,000         10,434,744
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
     10/01/15 ..........................................................................      2,500,000          2,650,325
     10/01/18 ..........................................................................      2,500,000          2,618,650
  Warren and Washington IDA Civic Facility Revenue, Series A, FSA Insured,
   5.00%, 12/01/27 .....................................................................      8,115,000          8,234,453
  Westchester Tobacco Asset Securitization Corp. Revenue, Capital Appreciation,
   6.75%, 7/15/29 ......................................................................     15,000,000         14,926,800
  Yonkers GO, Series A, 9.20%, 2/01/05 .................................................      1,095,000          1,128,146
                                                                                                           ----------------
  TOTAL BONDS (COST $4,377,078,065) ....................................................                     4,681,326,112
                                                                                                           ----------------
  ZERO COUPON BONDS 2.0%
  MTA Service Contract Revenue,
     Commuter Facilities, Refunding, Series 7, 7/01/10 .................................      7,500,000          6,269,100
     Commuter Facilities, Refunding, Series 7, 7/01/11 .................................      7,590,000          6,037,465
     Commuter Facilities, Refunding, Series 7, 7/01/13 .................................      2,065,000          1,494,048
     Transit Facilities, Refunding, Series 7, 7/01/09 ..................................     13,125,000         11,448,937
     Transit Facilities, Refunding, Series 7, 7/01/10 ..................................      9,000,000          7,522,920
     Transit Facilities, Refunding, Series 7, 7/01/12 ..................................     15,380,000         11,668,037
     Transit Facilities, Refunding, Series 7, 7/01/13 ..................................      7,935,000          5,741,052
  New York City GO,
     Capital Appreciation, Series A-2, 8/01/10 .........................................      2,690,000          2,170,911
     Citysavers, Series B, 8/01/09 .....................................................      8,875,000          7,517,125
     Citysavers, Series B, 6/01/12 .....................................................      1,030,000            812,928
     Citysavers, Series B, 12/01/12 ....................................................      1,030,000            793,007


                                         Quarterly Statement of Investments | 13

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)


--------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON BONDS (CONT.)
  New York City GO (cont.)
     Citysavers, Series B, 6/01/13 .....................................................  $   1,030,000    $       771,810
     Citysavers, Series B, 12/01/13 ....................................................      1,030,000            752,631
     Citysavers, Series B, 6/01/14 .....................................................      1,030,000            732,876
     Citysavers, Series B, 12/01/14 ....................................................      1,030,000            715,366
     Citysavers, Series B, 6/01/15 .....................................................      1,030,000            695,137
     Citysavers, Series B, 12/01/15 ....................................................      1,030,000            680,243
     Citysavers, Series B, 6/01/16 .....................................................      1,030,000            658,809
     Citysavers, Series B, 12/01/16 ....................................................      1,030,000            644,409
     Citysavers, Series B, 6/01/17 .....................................................      1,030,000            623,294
     Citysavers, Series B, 12/01/17 ....................................................      1,030,000            609,400
     Citysavers, Series B, 6/01/18 .....................................................      1,030,000            587,862
     Citysavers, Series B, 12/01/18 ....................................................      1,005,000            560,529
     Citysavers, Series B, 6/01/19 .....................................................      1,030,000            554,161
     Citysavers, Series B, 12/01/19 ....................................................      1,030,000            541,306
     Citysavers, Series B, 6/01/20 .....................................................     10,000,000          4,709,700
  Orangetown Housing Authority Housing Facilities Revenue, Senior Housing Center Project,
   Refunding, MBIA Insured, 4/01/30 ....................................................     21,170,000          5,526,852
  Triborough Bridge and Tunnel Authority Revenue, Convention Center Project, Series E,
   1/01/12 .............................................................................     21,625,000         16,189,340
                                                                                                           ----------------
  TOTAL ZERO COUPON BONDS (COST $77,559,097) ...........................................                        97,029,255
                                                                                                           ----------------
  TOTAL LONG TERM INVESTMENTS (COST $4,454,637,162) ....................................                     4,778,355,367
                                                                                                           ----------------
  SHORT TERM INVESTMENTS 2.3%
b Jay Street Development Corp. Certificates Facility Lease Revenue, Jay Street Project,
     Series A-2, AMBAC Insured, Daily VRDN and Put, 1.22%, 5/01/20 .....................     11,840,000         11,840,000
     Series A-4, Daily VRDN and Put, 1.33%, 5/01/22 ....................................      1,800,000          1,800,000
b Long Island Power Authority Electric Systems Revenue, Sub Series 2, Daily VRDN and Put,
   1.33%, 5/01/33 ......................................................................      7,000,000          7,000,000
b New York City HDC, MF Rental Housing Revenue, Related, Monterey, Series A, FNMA Insured,
   Weekly VRDN and Put, 1.32%, 11/15/19 ................................................      6,165,000          6,165,000
b New York City Transitional Finance Authority Revenue,
   Future Tax Secured, Sub Series C4, Daily VRDN and Put, 1.26%,
   8/01/31 .............................................................................      3,850,000          3,850,000
b New York City Recovery, Refunding, Series 3, Sub Series 3 H, Daily VRDN and Put,
   1.36%, 11/01/22 .....................................................................      2,000,000          2,000,000
b New York State HFAR,
     Housing, 10 Liberty Street, Weekly VRDN and Put, 1.32%, 11/01/35 ..................     10,000,000         10,000,000
     North End Avenue Housing, Series A, Weekly VRDN and Put, 1.33%,
      11/01/37 .........................................................................     50,000,000         50,000,000
b New York State Local Government Assistance Corp., Weekly VRDN and Put,
   1.32%, 4/01/23 ......................................................................     10,380,000         10,380,000
b Port Authority of New York and New Jersey Special Obligation Revenue,
   Versatile Structure, Series 2, Daily VRDN and Put, 1.32%, 5/01/19 ...................      9,700,000          9,700,000



14 |  Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)


--------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
b Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
   MBIA Insured, Weekly VRDN and Put, 1.25%, 12/01/15 ..................................  $   1,600,000    $     1,600,000
b Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
   Series A, AMBAC Insured, Weekly VRDN and Put, 1.32%, 7/01/28 ........................        100,000            100,000
                                                                                                           ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $114,435,000) .....................................                       114,435,000
                                                                                                           ----------------

  TOTAL INVESTMENTS (COST $4,569,072,162) 98.4% ........................................                     4,892,790,367
  OTHER ASSETS, LESS LIABILITIES 1.6% ..................................................                        81,308,811
                                                                                                           ----------------

  NET ASSETS 100.0% ....................................................................                   $ 4,974,099,178
                                                                                                           ----------------




See Glossary of Terms on page 15.

aSecurity purchased on a when-issued or delayed delivery basis.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.






                                       Quarterly Statement of Investments  |  See Notes to Quarterly Statement of Investments.  | 15

Franklin New York Tax-Free Income Fund

GLOSSARY OF TERMS

AMBAC     - American Municipal Bond Assurance Corp.
COP       - Certificate of Participation
ETM       - Escrow to Maturity
FGIC      - Financial Guaranty Insurance Co.
FHA       - Federal Housing Authority/Agency
FNMA      - Federal National Mortgage Association
FSA       - Financial Security Assistance
GO        - General Obligation
HDC       - Housing Development Corp.
HFA       - Housing Finance Authority/Agency
HFAR      - Housing Finance Authority/Agency Revenue
IDA       - Industrial Development Authority/Agency
IDAR      - Industrial Development Authority/Agency Revenue
MBIA      - Municipal Bond Investors Assurance Corp.
MF        - Multi-Family
MFH       - Multi-Family Housing
MFM       - Multi-Family Mortgage
MFR       - Multi-Family Revenue
MTA       - Metropolitan Transit Authority
PCR       - Pollution Control Revenue
PFAR      - Public Financing Authority Revenue
VRDN      - Variable Rate Demand Notes


16 |  Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)


Franklin New York Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.


1. INCOME TAXES

At August 31, 2004, net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ...........................................  $4,568,146,988
                                                                 ===============
Unrealized appreciation .......................................  $  328,074,548
Unrealized depreciation .......................................      (3,431,169)
                                                                 ---------------
Net unrealized appreciation (depreciation) ....................  $  324,643,379
                                                                 ===============










For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.



                                         Quarterly Statement of Investments | 17


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN NEW YORK TAX-FREE INCOME FUND

By  /S/JIMMY D. GAMBILL
    -------------------
       Chief Executive Officer - Finance and Administration
Date    October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /S/JIMMY D. GAMBILL
    -------------------
       Chief Executive Officer - Finance and Administration
Date    October 28, 2004


By  /S/GALEN G. VETTER
    ------------------
       Chief Financial Officer
Date    October 28, 2004